Annual Fund Operating Expenses (Vanguard Market Liquidity Fund Institutional)	Vanguard Market Liquidity Fund Vanguard Market Liquidity Fund - Investor Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.005%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.005%